   As filed with the U.S. Securities and Exchange Commission on December 5, 2006
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
         Pre-Effective Amendment No. __                                 [ ]
         Post-Effective Amendment No. 85                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
         Amendment No. 86

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [Date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on [Date] pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                       Title of Security Being Registered:

               DFA International Real Estate Securities Portfolio
--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   85/86  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A - Prospectus  relating to the  Registrant's DFA  International  Real
     Estate Securities Portfolio series of shares

4.   PART  B  -  Statement  of  Additional   Information  relating  to  the  DFA
     International Real Estate Securities Portfolio series of shares

5.   PART C - Other Information

6.   SIGNATURES

                               P R O S P E C T U S

                                December 5, 2006
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

       DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio
      described in this Prospectus: o Has its own investment objective and policies, and is the equivalent of a separate mutual fund. o Is generally available only to institutional investors and clients of registered investment advisors. o Does not charge a sales
          commission or "load." o Is designed for long-term investors.

               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
RISK/RETURN SUMMARY........................................................1
         ABOUT THE PORTFOLIO...............................................1
         MANAGEMENT........................................................1
         EQUITY INVESTMENT APPROACH........................................1
         INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE DFA

                                       i

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIO

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

MANAGEMENT

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

EQUITY INVESTMENT APPROACH

The Advisor believes that equity investing should involve a long-term view and a focus on asset  class  (e.g.,  real  estate  securities)  selection,  not  stock picking. It places priority on controlling  expenses,  portfolio  turnover,  and trading costs. Many other investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

l.   Selecting a starting universe of real estate securities.

2.   Excluding  certain  companies after analyzing various factors (for example, liquidity).

3.   Purchasing  stocks  generally  using  a  market   capitalization   weighted
     approach,  which approach  includes  deviation  from market  capitalization weighting  under  certain  circumstances  to limit or fix the exposure to a particular  country or issuer to a maximum  proportion of the assets of the
     Portfolio.

See  "INVESTMENT  OBJECTIVE  AND POLICIES - Portfolio  Construction"  for a more detailed description of the market capitalization weighted approach.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE DFA INTERNATIONAL REAL ESTATE
SECURITIES PORTFOLIO

o    Investment Objective: Long-term capital appreciation.

o    Investment Strategy:  Invest in a broad portfolio of securities of non-U.S.
     companies in the real estate  industry,  including  developed  and emerging markets,  with a focus on non-U.S. real estate investment trusts (REITs) or companies that the Advisor considers REIT-like entities.

o    Principal  Risks:  Market Risk,  Risks of  Concentrating in the Real Estate
     Industry,  Real Estate Investment Risk,  Foreign  Securities and Currencies
     Risk, Emerging Markets Risk and Small Company Risk.

                                       1

PRINCIPAL RISKS

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Risks  of  Concentrating   in  the  Real  Estate  Industry:   The  Portfolio  is
concentrated in the real estate industry. The Portfolio's exclusive focus on the real estate industry may cause the  Portfolio's  risk to approximate the general risks of direct  real  estate  ownership.  The  Portfolio's  performance  may be materially different from the broad equity market.

Real  Estate  Investment  Risk - The  value of  securities  in the  real  estate industry  can be affected by changes in real  estate  values and rental  income, property taxes, interest rates, and tax and regulatory  requirements.  Investing in REIT-like  entities  involves certain unique risks in addition to those risks associated  with  investing  in the real estate  industry in general.  REIT-like entities are dependent upon management  skill,  may not be diversified,  and are subject to heavy cash flow dependency and  self-liquidation.  REIT-like entities also  are  subject  to the  possibility  of  failing  to  qualify  for tax  free pass-through of income.  Also, because REIT-like entities typically are invested in a  limited  number of  projects  or in a  particular  market  segment,  these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  also are  exposed to foreign  currency  risk (the  possibility  that foreign  currency will decrease in value against the U.S. dollar resulting in an adverse impact on the Portfolio's returns).

Emerging  Markets Risk:  Numerous  emerging  market  countries have  experienced serious,  and potentially  continuing,  economic and political  problems.  Stock markets in many emerging  market  countries are relatively  small,  expensive to trade,  and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under other conditions.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

OTHER RISKS

Derivatives:

Derivatives are securities,  such as futures  contracts,  whose value is derived from that of other  securities or indices.  Derivatives  can be used for hedging
(attempting to reduce risk by offsetting  one investment  position with another)
or non-hedging purposes.

The Portfolio also may use derivatives, such as futures contracts and options on futures  contracts,  to gain market exposure on the Portfolio's  uninvested cash pending  investment in securities or to maintain  liquidity to pay  redemptions.
The  use  of  derivatives  for  non-hedging  purposes  may  be  considered  more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of
that   derivative.

                                       2

Gains or losses from derivative  investments may be  substantially  greater than the derivatives' original cost.

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash
collateral.   Securities   lending  may  have  certain   potential  adverse  tax
consequences.  See  "SECURITIES  LOANS" for further  information  on  securities lending.

OTHER INFORMATION

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

RISK AND RETURN BAR CHART AND TABLE

Performance information is not available for the Portfolio because it is new.

                                       3

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee...........................................................0.35%
Other Expenses...........................................................0.21%*

Total Annual Operating Expenses..........................................0.56%
Fee Waiver and/or Expense Reimbursements.................................0.00%

Net Expenses.............................................................0.56%**
__________________
*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2007.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  Portfolio's  expenses  to the  extent necessary  to limit the  expenses to 0.65% of the  Portfolio's  average net assets on an annualized  basis (the "Expense  Limitation  Amount").  At any time that the Portfolio's annualized expenses are less than the Portfolio's
     Expense  Limitation  Amount,  described in the prior sentence,  the Advisor retains  the right to seek  reimbursement  for any fees  previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement will not cause the  Portfolio's  annualized  expenses to exceed the Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until April 1, 2008, and then shall continue in effect from year to year thereafter,  for one-year  periods,  unless  terminated by DFA
     Investment Dimensions Group Inc. or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                            l Year    3 Years
DFA International Real Estate Securities Portfolio ........   $57       $179

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                       4

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The Portfolio  will  concentrate  its  investments in a broad and diverse set of securities of non-U.S.  companies principally engaged in the real estate  industry  with a particular  focus on non-U.S.  REITs and  companies the
Advisor considers to be REIT-like entities. The Portfolio considers a company to be principally  engaged in the real estate  industry if the company's  principal activities include development, ownership, construction,  management, or sale of residential,  commercial or industrial real estate. REIT-like entities are types of real estate companies that pool investors' funds for investment  primarily in income producing real estate or real estate related loans or interests.

     The  Portfolio  may invest in the  securities of companies in developed and emerging markets. As of the date of this Prospectus, the Portfolio is authorized to  invest in real  estate  companies  in the  following  countries:  Australia,
Belgium,  Canada,  France,  Germany,  Hong Kong,  Japan,  the  Netherlands,  New
Zealand,  Singapore,  South Africa,  Taiwan,  Turkey and the United Kingdom. The
Advisor  will  determine,  in its  discretion,  when and  whether  to  invest in countries that have been authorized,  depending on a number of factors,  such as asset growth in the Portfolio and the characteristics of each country's markets.
The Investment  Committee of the Advisor also may authorize  other countries for investment in the future, in addition to the countries listed above.

     As a non-fundamental  policy, under normal  circumstances,  at least 80% of the  Portfolio's  net assets will be invested in  securities of companies in the real estate industry.  If the Portfolio changes this investment  policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.  The Portfolio may purchase  non-U.S.  real estate  securities listed or traded in the form of European Depositary Receipts,  Global Depositary
Receipts,  American Depositary  Receipts or other types of depositary  receipts.
The Portfolio  also may invest in stapled  securities,  where one or more of the underlying  securities  represents  interests in a company or  subsidiary in the
real  estate  industry.  In  addition,   the  Portfolio  is  authorized  to  use
derivatives, such as futures contracts and options on futures contracts, to gain market  exposure  on the  Portfolio's  uninvested  cash  pending  investment  in securities or to maintain liquidity to pay redemptions.  The Portfolio may enter into  futures  contracts  and options on futures  contracts  for foreign or U.S.
equity  securities  and  indices,  and such  investments  may or may not provide exposure  to the  real  estate  industry.  The  Portfolio  may  also  invest  in exchange-traded  funds ("ETFs") and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate  industry,  and for the purposes of gaining  exposure to the equity markets, while maintaining liquidity.

                                       5

Portfolio Construction

     The  Advisor  has  prepared  and  will  maintain  a  schedule  of  eligible investments  consisting of equity  securities of non-U.S.  companies in the real estate  industry as described  above.  It is the  intention of the  Portfolio to invest  in the  securities  of  eligible  companies  generally  using  a  market capitalization  weighted approach to determine  individual  security weights and country weights. The use of a market capitalization weighted approach may result in the  Portfolio  having more than 25% of its assets in companies  located in a single country.

     Market  capitalization  weighting means each eligible security is generally
purchased  based  on  the  issuer's  relative  market   capitalization.   Market
capitalization  weighting  will be  adjusted  by the  Advisor  for a variety  of factors. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Portfolio. Additionally, the Advisor may consider such factors as free float,  momentum,  trading  strategies,  liquidity  management and other factors determined to be appropriate by the Advisor given market conditions. The
Advisor may exclude the  eligible  security of a company  that meets  applicable market capitalization criteria if the Advisor determines,  in its judgment, that the purchase of such  security is  inappropriate  in light of other  conditions.
These   adjustments  will  result  in  a  deviation  from   traditional   market
capitalization weighting.

     Adjustment  for free  float  adjusts  market  capitalization  weighting  to exclude the share capital of a company that is not freely  available for trading in the public  equity  markets by  international  investors.  For  example,  the following types of shares may be excluded: (i) those held by strategic investors
(such as governments,  controlling  shareholders and management),  (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

     Deviation from market capitalization  weighting also will occur because the
Advisor  generally intends to purchase in round lots.  Furthermore,  the Advisor may  reduce  the  relative  amount  of any  security  held in  order  to  retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Portfolio's assets, may be invested in interest bearing obligations, such as
money  market  instruments,   thereby  causing  further  deviation  from  market
capitalization weighting.

     Block  purchases of eligible  securities  may be made at opportune  prices, even  though such  purchases  exceed the number of shares  that,  at the time of purchase,  would be purchased using strict market capitalization  weighting.  In addition,  securities  eligible  for purchase or  otherwise  represented  in the
Portfolio may be acquired in exchange for the issuance of shares.  See "PURCHASE
OF  SHARES--In-Kind  Purchases." While such transactions might cause a deviation
from  market  capitalization   weighting,  they  would  ordinarily  be  made  in
anticipation of further growth of assets.

     Changes  in the  composition  and  relative  ranking  (in  terms of  market capitalization) of the securities that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily,  to price  fluctuations of such  securities.  On at least a semi-annual  basis,  the
Advisor will prepare a list of companies  whose stock is eligible for investment by the Portfolio.

     Country weights may be based on the total market capitalization of eligible companies within each country. The calculation of country market  capitalization may take into  consideration  the free float of companies  within a country.  In addition,  as  discussed  above,  in order to maintain a  satisfactory  level of diversification,  the  Investment  Committee  may limit or fix the exposure to a particular  country to a maximum proportion of the Portfolio's  assets.  Country weights may also deviate from target weights due to general  day-to-day  trading patterns and price  movements.  As a result,  the weighting of countries  likely will vary from their weighting in published international indices.

                                       6

     While a company's stock may meet the applicable  criteria  described above, the stock may not be purchased by the Portfolio if, at the time of purchase,  in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or  consolidation  or is the subject of an acquisition that could result in the company no longer being  considered  principally  engaged in the real estate business or if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate given other conditions.

     If  securities  must be sold in order to  obtain  funds to make  redemption payments,  such  securities may be  repurchased by the Portfolio,  as additional cash becomes available to the Portfolio. However, the Portfolio has retained the right to borrow to make redemption payments and also is authorized to redeem its shares in kind. See "REDEMPTION OF SHARES."  Further,  because the securities of certain companies whose shares are eligible for purchase are thinly traded,  the
Portfolio  might  not be able to  purchase  the  number  of  shares  that  would otherwise be purchased using strict market capitalization weighting.

     Investments  will not be based upon an issuer's  dividend payment policy or record.  However, many of the companies whose securities will be included in the
Portfolio do pay dividends.  It is  anticipated,  therefore,  that the Portfolio
will  receive  dividend  income.  Periodically,   the  Advisor  may  expand  the
Portfolio's  schedule of eligible  investments to include  equity  securities of eligible  companies  and  countries  to respond to market  events,  new listings and/or new legal structures in non-U.S. markets, among others.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered attractive or due to an expected or realized decline in securities in general.  Securities will not be sold to realize  short-term  profits,  but when circumstances  warrant,  they may be sold  without  regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policies of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by

                                       7

securities  of  the  U.S.  government  or  its  agencies,   and  registered  and
unregistered  money  market  funds.  For  purposes of this  paragraph,  agencies include  both  agency  debentures  and  agency  mortgage-backed  securities.  In addition,  the Portfolio will be able to terminate the loan at any time and will receive  reasonable  interest  on the  loan,  as well as  amounts  equal  to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security to vote  proxies or otherwise  obtain  rights to vote proxies of loaned securities if the Portfolio  knows a material event will occur.  In the event of the bankruptcy of the borrower,  the Fund could  experience  delay in recovering the loaned  securities or only recover cash or a security of  equivalent  value.
See "OTHER  RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment  Committee  of the Advisor,  portfolio  managers,  and other  trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus, the Investment Committee has seven members. Investment decisions for the Portfolio  are made by the  Investment  Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs,  based  on the  parameters  established  by the  Investment
Committee. Karen E. Umland, senior portfolio manager, coordinates the efforts of
all  other   portfolio   managers  with  respect  to  the  Portfolio  and  other
international equity portfolios managed by the Advisor.

     Ms. Umland is a Senior Portfolio  Manager and Vice President of the Advisor
and a  member  of the  Investment  Committee.  She  received  her BA  from  Yale
University in 1988 and her MBA from the  University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been  responsible for the international  equity  portfolios  since  1998.  The  Portfolio's  SAI  provides information  about Ms.  Umland's  compensation,  other  accounts  managed by Ms.
Umland, and Ms. Umland's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the cost of filing its  registration  statements  under the  federal securities  laws and the cost of any filings  required  under  state

                                       8

securities laws, reports to shareholders,  and transfer and dividend  disbursing agency,  administrative  services,  and custodian fees.  Expenses allocable to a particular portfolio of the Fund are so allocated. The expenses of the Fund that are not allocable to a particular  portfolio are borne by each  portfolio on the basis of its relative net assets or equally.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total  approximately $108 billion.  The Advisor controls
Dimensional  Fund  Advisors  Ltd.  ("DFAL")  and  DFA  Australia  Limited  ("DFA
Australia").

     A discussion  regarding the basis for the Board of Directors' approving the investment  management agreement with respect to the Portfolio will be available in future annual or semi-annual reports to shareholders of the Portfolio.

Investment Services

     The Advisor has entered into a Sub Advisory  Agreement with each of DFAL (7
Down Street, London W1J 7AJ, United Kingdom) and DFA Australia (Level 29 Gateway
1, MacQuarie  Place,  Sydney,  New South Wales 2000,  Australia),  respectively.
Pursuant to the terms of each Sub  Advisory  Agreement,  DFAL and DFA  Australia each have the  authority  and  responsibility  to select  brokers and dealers to execute  securities  transactions  for the Portfolio.  Each Sub Advisor's duties
include  the   maintenance   of  a  trading  desk  for  the  Portfolio  and  the
determination  of the best  and most  efficient  means of  executing  securities transactions.  On at least a  semi-annual  basis,  the  Advisor  will review the holdings of the  Portfolio  and review the trading  process and the execution of securities  transactions.  The  Advisor is  responsible  for  determining  those securities  which are eligible for  purchase and sale by the  Portfolio  and may delegate this task,  subject to its own review, to DFAL and DFA Australia.  DFAL and DFA Australia maintain and furnish to the Advisor information and reports on companies in certain  markets,  including  recommendations  of  securities to be added to the securities that are eligible for purchase by the Portfolio. DFAL is a  member  of  the  Financial  Services  Authority  ("FSA"),  a  self-regulatory organization for investment managers operating under the laws of England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment company under Subchapter M of the Internal  Revenue Code (the "Code").  As such, the Portfolio  generally  pays no federal  income tax on the income and gains it distributes  to  shareholders.  Dividends  from  net  investment  income  of the
Portfolio are  distributed  quarterly (on a calendar basis) and any net realized capital  gains  (after any  reductions  for  capital  loss  carry-forwards)  are distributed  at least annually after November 30. The Portfolio also may make an additional dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

                                       9

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends and distributions received the previous year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after tax reporting statements are mailed  to  shareholders.  This  can  result  from the  rules  in the Code  that effectively prevent mutual funds, such as the Portfolio,  from ascertaining with certainty,  until after the calendar year end, and in some cases the Portfolio's fiscal year end, the final amount and character of  distributions  the Portfolio has received on its investments during the prior calendar year. Prior to issuing statements  to  shareholders,  the  Portfolio  makes every  effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary, the Portfolio will send each shareholder a corrected Form 1099-DIV to reflect reclassified information.

     If a shareholder invests in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the amount of the  distribution  and, in effect,  the shareholder will receive some of his investment back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional  Portfolio  shares or receives  them in cash.  A  distribution  of an amount in excess of the  Portfolio's  taxable  income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces a shareholder's tax basis in Portfolio shares.

     Shareholders should be aware that the Portfolio may distribute a large part of any  appreciation  in value of its investments as ordinary income rather than
as  capital  gains.   This  is  because  the  Portfolio   intends  to  elect  to
mark-to-market  its investments in certain  non-U.S.  real estate companies that are treated as passive foreign investment companies (PFICs) due to their capital structure and sources of revenue.  Under the mark-to-market rules, the Portfolio must include in income the excess, if any, of the fair market value of a PFIC as of the close of the  Portfolio's  taxable year over the Portfolio's tax basis in the PFIC.  This unrealized gain (as well as any gain on the sale of the PFIC for which the mark-to-market election is made) is treated as ordinary income. If the
Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax and a related interest charge as described in the SAI.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional shares.  Because the Portfolio's  investment strategy is to invest in
non-U.S.  companies,  none of the Portfolio's  dividends are expected to qualify for  the  corporate  dividends  received  deduction.  A  portion  of the  income dividends paid by the Portfolio may be qualified dividends eligible for taxation by individual  shareholders  at long-term  capital gains rates provided  certain holding period requirements are satisfied.  The Portfolio cannot predict at this time what portion, if any, of its dividends from non-U.S.  real estate companies will be eligible for these  reduced  rates  because,  among other  requirements, dividends  from  PFICs are not  eligible  to be treated  as  qualified  dividend income.

                                       10

     The  Portfolio may be subject to foreign  withholding  taxes on income from foreign  securities.  If more  than  50% in  value of the  total  assets  of the
Portfolio is invested in securities of foreign  corporations,  the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the  Portfolio.  If this  election is made,  shareholders  will be required to include in their gross income their pro rata share of these  foreign taxes paid by the  Portfolio,  and will be  entitled  to deduct (as an  itemized deduction  in the case of  individuals)  their  share of such  foreign  taxes in computing their taxable income or to claim a credit for such taxes against their
U.S. federal income tax, subject to certain limitations under the Code.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In addition to federal income taxes,  shareholders  may be subject to state and local taxes on distributions  from the Portfolio and on gains on redemptions or  exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income realized from certain  types of U.S.  government  securities  may be exempt from state personal income taxes.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     THIS DISCUSSION OF "DIVIDENDS,  CAPITAL GAINS  DISTRIBUTIONS  AND TAXES" IS
NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE.  A SHAREHOLDER  SHOULD CONSULT
THE SAI BEFORE MAKING AN INVESTMENT.  ALSO,  BECAUSE EVERYONE'S TAX SITUATION IS
UNIQUE, A SHAREHOLDER  SHOULD CONSULT HIS OR HER TAX PROFESSIONAL ABOUT FEDERAL,
STATE,  LOCAL OR FOREIGN TAX  CONSEQUENCES  BEFORE  MAKING AN  INVESTMENT IN THE
PORTFOLIO.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders,  and directors of the Advisor and the Fund, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

                                       11

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 396-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc.  (DFA  International   Real  Estate  Securities   Portfolio  ).  Additional
investments  also may be made through the wire procedure by first  notifying the
Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA Investment  Dimensions  Group Inc., c/o PFPC Inc.,  P.O.
Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and the expense of, the applicant. Applicants settling in any currency  other than U.S.  dollars are advised that a delay in  processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under
"VALUATION OF SHARES" at the time of the next  determination  of net asset value after such acceptance. All dividends,  interests,  subscription, or other rights pertaining  to such  securities  shall become the property of the  Portfolio and must be  delivered  to the Fund by the  investor  upon  receipt from the issuer.
Investors who desire to purchase  shares of the Portfolio with local  currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of

                                       12

the same issuer owned by the  Portfolio,  may not exceed 5% of the net assets of the  Portfolio  immediately  after the  transaction.  The Fund will  accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a possibility  that arbitrage market timing may dilute the value of the
Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

                                       13

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable,

                                       14

are determined in good faith at fair value in accordance with procedures adopted by the Board of the Fund.  Fair value  pricing  may also be used if events  that have a significant  effect on the value of an investment  (as  determined in the discretion  of the  Investment  Committee of the  Advisor)  occur before the net asset  value is  calculated.  When fair  value  pricing  is used,  the prices of securities used by the Portfolio may differ from the quoted or published  prices for the same securities on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities  markets  is  completed  each  day at the  close of the  Tokyo  Stock
Exchange  (normally  11:00 p.m. PT), which is fourteen hours before to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the
Portfolio is computed.  Due to the time differences  between the closings of the relevant  foreign  securities  exchanges and the time the  Portfolio  prices its shares at the close of the  NYSE,  the  Portfolio  will fair  value its  foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board has determined that movements in relevant  indices or other  appropriate  market indicators,  after the close of the Tokyo  Stock  Exchange  or the London  Stock
Exchange,  demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently,  fair  valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the  Portfolio  utilizes data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the
Portfolio.  When the Portfolio uses fair value pricing,  the values  assigned to the Portfolio's foreign investments may not be the quoted or published prices of the  investments on their primary  markets or exchanges.  The Board monitors the operation  of the  method  used to fair  value  price  the  Portfolio's  foreign investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally  recognized  reliable sources.  Since the  Portfolio  owns  securities  that are  primarily  listed in foreign  markets  that may trade on days when the  Portfolio  does not price its shares,  the  net  asset  value  of  the  Portfolio  may  change  on  days  when shareholders will not be able to purchase or redeem shares.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the

                                       15

public  offering  price,  which  is the  net  asset  value  of the  shares  next determined after receipt of the investor's funds by the custodian.  The transfer agent or the Fund may appoint, from time to time, sub-transfer agents or various financial intermediaries  ("Intermediaries") for the receipt of purchase orders, redemption orders, and funds from certain  investors.  Intermediaries,  in turn, are authorized to designate other financial intermediaries  ("Sub-designees") to
receive  purchase  and  redemption  orders  for  the  Portfolio's   shares  from
investors.  With respect to such investors,  the shares of the Portfolio will be priced at the public  offering  price  calculated  after receipt of the purchase order by the Intermediary or Sub-designee,  as applicable, that is authorized to receive purchase orders.  If the investor buys shares through an Intermediary or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

                                       16

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if a Fund  does not  have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in its discretion; a shareholder may request overnight delivery of such check  at the  shareholder's  own  expense.  If the  proceeds  are  wired to the shareholder's  account  at a bank  that is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

                                       17

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder  for shares  redeemed by the Fund under this right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                       18

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------
            Investment Advisor
                                                      Custodian
       DIMENSIONAL FUND ADVISORS LP
            1299 Ocean Avenue                      CITIBANK, N.A.
          Santa Monica, CA 90401                  111 Wall Street
         Tel. No. (310) 395-8005                 New York, NY 10005
-------------------------------------------------------------------------------
               Sub-Advisors                   Accounting Services, Dividend
                                                Disbursing, and Transfer Agent

      DIMENSIONAL FUND ADVISORS LTD.                    PFPC INC.
                                                   400 Bellevue Parkway
              7 Down Street                        Wilmington, DE 19809
              London W1J7AJ
              United Kingdom            ---------------------------------------
         Tel. No. (20) 7016-4500                     Legal Counsel

          DFA AUSTRALIA LIMITED        STRADLEY, RONON, STEVENS & YOUNG, LLP
                                                2600 One Commerce Square
             Level 29 Gateway                 Philadelphia, PA 19103-7098
            1 MacQuarie Place
       Sydney, New South Wales 2000     ---------------------------------------
                Australia
        Tel. No. (612) 8 336-7100              Independent Registered Public
                                                        Accounting Firm
                                                 PRICEWATERHOUSECOOPERS LLP
                                                     Two Commerce Square
                                                         Suite 1700
                                                     2001 Market Street
                                                 Philadelphia, PA 19103-7042
-------------------------------------------------------------------------------

                                       19

Other Available Information

You can find more  information  about the Fund and the  Portfolio  in the Fund's
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 5, 2006

     This statement of additional  information  ("SAI") relates to the shares of the DFA International Real Estate Securities  Portfolio (the "Portfolio") of DFA
Investment Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio,  dated  December 5, 2006, as amended,  from time to time. As of December 5, 2006, the Portfolio had not yet commenced operations, so no financial  information  is shown for it in the Fund's  annual  report for the fiscal year ended  November 30, 2005.  The  Prospectus  and annual report can be obtained  by  writing to the Fund at the above  address or by calling  the above telephone number.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  of the  Portfolio  will be  placed  with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose  of  securities  in a manner  that  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected  with these goals in view.  The Advisor  monitors  the  performance  of brokers that effect  transactions for the Portfolio to determine the effect that their trading has on the market prices of the  securities in which the Portfolio invests.  The  Advisor  also  checks  the rate of  commission  being paid by the
Portfolio to its brokers to ascertain that the rates are competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     Some companies  eligible for purchase by the Portfolio may be thinly traded securities.  Therefore,  the Advisor  believes it needs maximum  flexibility  to effect trades on a best execution basis. To that end, the Advisor places buy and
sell  orders  for  the  Portfolio  with  market  makers,   third-party  brokers,
electronic  communications  networks  ("ECNs"),  and with  dealers  on an agency basis.  Third-party brokers enable the Advisor to trade with other institutional holders  directly on a net basis.  This allows the  Advisor  sometimes  to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on ECNs when the Advisor  determines that the  securities may not be available from other sources at a more favorable price.  ECNs, such as Instinet,  are electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance  with its investment  objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the Portfolio shall invest more than 25% of its total  assets in  securities  of companies in the real estate industry.

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings

                                       2

by the  Portfolio,  and with respect to the investment  limitation  described in
5(b) above,  the Portfolio will segregate assets to cover the amount borrowed by the Portfolio.

     Notwithstanding any of the above investment restrictions, the Portfolio may establish  subsidiaries or other similar  vehicles for the purpose of conducting its investment  operations in a foreign market, if such subsidiaries or vehicles are required by local laws or regulations  governing foreign investors,  such as the  Portfolio,  or whose use is  otherwise  considered  by the  Portfolio to be advisable.  The  Portfolio  would "look  through"  any such vehicle to determine compliance with its investment restrictions.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio may use futures  contracts and options of futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio  will be required to make a margin  deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements
are  established  by  the  futures   exchange  and  FCMs  may  establish  margin
requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
The  Portfolio  expects to earn  income on its margin  deposits.  The  Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established)  do not  exceed  5% of the  liquidation  value  of the  Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating  such 5%  limitation),  or (ii) the aggregate net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed the  liquidation  value of the Portfolio's  portfolio,  after taking into account  unrealized profits and unrealized losses on any such contracts that the
Portfolio has entered into.

                                       3

     Positions  in futures  contracts  or options  on futures  contracts  may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures  contract  or  option  on a  futures  contract  at  any  specific  time.
Therefore,  it might not be possible to close a futures or option  position and, in the case of futures  contracts  and sales of put and call  options on futures contracts, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be unable to close out a futures  contract by only  entering  into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary
market.   Pursuant  to  published  positions  of  the  Securities  and  Exchange
Commission  (the  "SEC")  and  interpretations  of the  staff  of the  SEC,  the
Portfolio (or its custodian) is required to maintain  segregated  accounts or to segregate assets through notations on the books of the custodian,  consisting of liquid  assets  (or,  as  permitted  under  applicable  regulations,  enter into offsetting  positions)  in  connection  with its  futures  contract  and options transactions  in order to cover its  obligations  with respect to such contracts and  options.  These  requirements  are designed to limit the amount of leverage that the Portfolio may use by entering into such transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition, the Portfolio may invest a portion of its assets,  ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment grade by the Advisor, freely convertible currencies,  shares of money market mutual funds, index futures contracts,  and options thereon.  Investments in money  market  mutual  funds may involve a  duplication  of certain  fees and expenses. The 20% guideline is not an absolute limitation but the Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE-TRADED FUNDS

     The  Portfolio  may also  invest  in  exchange-traded  funds  ("ETFs")  and similarly structured pooled investments that provide exposure to equity markets, including the United States,  both within and outside the real estate  industry, for the purposes of gaining  exposure to the equity markets,  while  maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector,  market, or global segment.  ETFs are passively managed, and traded similarly to a publicly traded company. Similarly, risks and costs are similar to those of a publicly traded  company.  The goal of an ETF is to  correspond  generally  to the price and yield  performance,  before fees and expenses,  of its underlying  index. The risk of not correlating to the index is an additional  risk to the investors of ETFs.  When the Portfolio  invests in an
ETF,  shareholders  of the  Portfolio  bear  their  proportionate  share  of the underlying ETF's fees and expenses.

                             CONVERTIBLE DEBENTURES

     The Portfolio may invest up to 5% of its assets in  convertible  debentures issued by non-U.S.  companies located in the markets in which it is permitted to invest.  Convertible  debentures  include  corporate bonds and notes that may be converted  into or exchanged for common stock.  These  securities  are generally convertible  either at a stated  price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities,  the  price  of a  convertible  debenture,  to some  extent,  varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derived from a common stock, but lower than that afforded by a non-convertible  debenture),  a convertible debenture also affords the investor

                                       4

an opportunity,  through its conversion  feature,  to participate in the capital appreciation of the common stock into which the debenture is convertible. As the market price of the underlying  common stock  declines,  convertible  debentures tend to trade  increasingly  on a yield basis and so may not  experience  market value  declines  to the same extent as the  underlying  common  stock.  When the market  price  of  the  underlying  common  stock  increases,  the  price  of  a convertible  debenture  tends  to  rise  as a  reflection  of the  value  of the underlying common stock. To obtain such a higher yield, the amount the Portfolio may be required to pay for a  convertible  debenture may exceed the value of the underlying common stock.  Common stock acquired by the Portfolio upon conversion of a  convertible  debenture  will  generally be held for as long as the Advisor anticipates  such stock will provide the Portfolio with  opportunities  that are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

Directors

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were five Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2005.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were four Performance  Committee  meetings held during the fiscal year ended November 30, 2005.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                   and                                         Portfolios
                                  Length                                      within the DFA
                                   of          Principal Occupation During    Fund Complex(2) Other Directorships of
Name, Address and Age  Position  Service            Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         81 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 58
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

                                       5

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              81 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios).
5807 S. Woodlawn                            University of Chicago. Member
Avenue                                      of the Boards of Milwaukee
Chicago, IL 60637                           Mutual Insurance Company and
Age: 67                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy, and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         81 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Partner,
06520-8200                                  Zebra Capital Management, LLC
Age: 63                                     (hedge fund manager).
                                            Formerly, Director, Hospital
                                            Fund, Inc. (investment
                                            management services).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          81 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Age: 62                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          81 portfolios    Director, American
Oak Hill Platinum                1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Partners                                    University. Managing Partner,    investment       (registered investment
Reckson Executive                           Oak Hill Capital Management      companies        companies) (37
Park                                        (private equity firm).                            Portfolios); and
1100 King Street                            Chairman, Oak Hill Platinum                       Director, Chicago
Bldg. 4                                     Partners (hedge fund).                            Mercantile Exchange
Rye Brook, NY 10573                         Director, Chicago Mercantile                      Holdings Inc.
Age: 66                                     Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            81 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago.           companies        Industries Inc.)
5807 S. Woodlawn                            Formerly, Marvin Bower Fellow,                    (office furniture) and
Avenue                                      Harvard Business School (9/01                     Director, Ryder System
Chicago, IL 60637                           to 8/02).                                         Inc. (transportation).
Age: 53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

         The  following  Interested  Directors  are  described as such  because  they are deemed to be  "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

                                       6

------------------- -------------- -------------- ------------------------------ -------------- ----------------------
                                                                                  Portfolios
                                      Term of                                     within the
                                     Office(1)                                     DFA Fund       Other Directorships
 Name, Address and                   and Length    Principal Occupation During    Complex(2)      of Public Companies
       Age            Position       of Service           Past 5 Years             Overseen             Held
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
David G. Booth      Chairman,      Since 1981     Chairman, Director/Trustee,    81
1299 Ocean Avenue   Director,                     President, Chief Executive     portfolios
Santa Monica, CA    President,                    Officer, and Chief             in 4
90401               Chief                         Investment Officer             investment
Age: 59             Executive                     (beginning in 2003) of the     companies
                    Officer, and                  following companies:
                    Chief                         Dimensional Fund Advisors
                    Investment                    Inc., DFA Securities Inc.,
                    Officer                       Dimensional Fund Advisors
                                                  Canada Inc., Dimensional
                                                  Emerging Markets Value Fund
                                                  Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Chairman, Director,
                                                  President, Chief Executive
                                                  Officer, and Chief
                                                  Investment Officer  of
                                                  Dimensional Holdings Inc.
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. and formerly
                                                  Chief Investment Officer.
                                                  Director, President, and
                                                  Chief Investment Officer
                                                  (beginning in 2003) of DFA
                                                  Australia Limited. Formerly,
                                                  Director of Dimensional
                                                  Funds PLC. Limited Partner,
                                                  Oak Hill Partners. Director,
                                                  University of Chicago
                                                  Business School. Formerly,
                                                  Director, SA Funds
                                                  (registered investment
                                                  company). Formerly, Director
                                                  of Assante Corporation
                                                  (investment management).
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
Rex A. Sinquefield  Director       Since 1981     Director/Trustee (and prior    81
The Show Me                                       to 2006, Chairman, and prior   portfolios
Institute                                         to 2003, Chief Investment      in 4
7777 Bonhomme                                     Officer) of the following      investment
Ave., Ste. 2150                                   companies: Dimensional Fund    companies
St. Louis, MO                                     Advisors LP, Dimensional
63105                                             Emerging Markets Value Fund
Age: 62                                           Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Director of
                                                  Dimensional Holdings Inc.
                                                  Prior to 2006, Director (and
                                                  prior to 2003, Chief
                                                  Investment Officer) of DFA
                                                  Australia Limited and DFA
                                                  Securities Inc. Prior to
                                                  2006, Director of
                                                  Dimensional Fund Advisors
                                                  Ltd., Dimensional Funds PLC,
                                                  and Dimensional Fund
                                                  Advisors Canada Inc.
                                                  Trustee, St. Louis
                                                  University. Life Trustee and
                                                  Member of Investment
                                                  Committee, DePaul
                                                  University. Director, The
                                                  German St. Vincent Orphan
                                                  Home. Member of Investment
                                                  Committee, Archdiocese of
                                                  St. Louis. Director, St.
                                                  Louis Art Institute.
                                                  President and Director, The
                                                  Show Me Institute.
------------------- -------------- -------------- ------------------------------ -------------- ----------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

                                       7

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2005 is set
forth in the chart below.

-------------------------------------------- ----------------------------------- -----------------------------------
                                                                                  Aggregate Dollar Range of Shares
                                                                                   Owned in All Funds Overseen by
                                                                                  Director in Family of Investment
                Name                          Dollar Range of Fund Shares Owned             Companies
-------------------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                                    None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                               None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                           None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                            None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                            None                           $10,001-50,000
-------------------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                              None                                None
-------------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                              None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                          None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the compensation  received from the Dimensional  Funds during the fiscal year ended November 30, 2005 and the total compensation received from all four registered  investment companies for which the Advisor serves as investment advisor during that same fiscal year.  The table also provides the  compensation paid by each  Dimensional  Fund to the Funds' Chief  Compliance  Officer for the
fiscal year ended November 30, 2005.

                                                          Pension or                              Total Compensation
                                      Aggregate           Retirement       Estimated Annual       from Funds and DFA
                                     Compensation      Benefits as Part       Benefit upon       Fund Complex Paid to
  Name and Position                  from DFAIDG*        of Expenses           Retirement             Directors+
George M. Constantinides......         $56,820              N/A                   N/A                 $117,500
  Director
John P. Gould.................         $56,820              N/A                   N/A                 $117,500
  Director
Roger G. Ibbotson.............         $59,238              N/A                   N/A                 $122,500
  Director
Robert C. Merton..............         $56,820              N/A                   N/A                 $117,500
  Director
Myron S. Scholes..............         $56,820              N/A                   N/A                 $117,500
  Director
Abbie J. Smith................         $56,820              N/A                   N/A                 $117,500
  Director
Christopher S. Crossan........        $107,000              N/A                   N/A                    N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2005 is as  follows:  $117,500  (Mr.  Gould),  $122,500  (Mr.
     Ibbotson); $117,500 (Mr. Merton); and $117,500

                                       8

     (Ms.  Smith).  A disinterested  Director's  deferred  compensation  will be distributed  at  the  earlier  of:  (a)  January  in  the  year  after  the disinterested  Director's resignation from the Boards of Directors/Trustees of the DFA Funds,  or death or disability,  or (b) five years following the
     first  deferral,  in  such  amounts  as  the  disinterested   Director  has
     specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds,  payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                        and
                                                      Length
                                                        of
        Name and Age                 Position         Service        Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 34                                                 2005     Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl Avery                   Vice President         Since      Vice President of all the DFA Entities. From June
Age: 39                                                 2005     2002 to January 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
                                                                 Formerly, institutional client service and
                                                                 marketing representative for Metropolitan West
                                                                 Asset Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                                 1993     Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 39                        Assistant Secretary      2001     DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. April 2001
Age: 34                                                 2004     to April 2004, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP. Formerly, Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Truman A. Clark                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 65                                                 1996     Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 40                        Chief Compliance         2004     Senior Compliance Officer, INVESCO Institutional,
                               Officer                           Inc. and its affiliates (August 2000 to January
                                                                 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 49                                                 1999     Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 48                                                 1994     Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                                 2001     April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                        Assistant Secretary      1998     DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                                 1993     Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 35                                                 2004     April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       9

------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 44                                                 2001     Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                                 2000     July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 32                        Fund Controller          2005     Senior Manager at PricewaterhouseCoopers LLP (July
                                                                 1996 to April 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 38                                                 2005     Regional Director of Dimensional Fund Advisors LP
                                                                 (since March 2003 to March 2005). Formerly, Vice
                                                                 President and Portfolio Manager for Payden & Rygel
                                                                 (July 1999 to February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                                 2004     April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 32                                                 2004     April 2004, counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, an Associate at Gibson, Dunn &
                                                                 Crutcher LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 51                                                 2003     Operating Officer, Dimensional Fund Advisors LP.
                                                                 Director and Vice President, Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer, Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director, Assante Capital Management (October 2000
                                                                 to December 2002); President and Chief Executive
                                                                 Officer, Assante Capital Management (October 2000
                                                                 to April 2001); Executive Vice President, Assante
                                                                 Corporation (May 2001 to December 2002); Director,
                                                                 Assante Asset Management Ltd. (September 1997 to
                                                                 December 2002); President and Chief Executive
                                                                 Officer, Assante Asset Management Ltd. (September
                                                                 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. From April
Age: 34                                                 2004     2001 to April 2004, Portfolio Manager for
                                                                 Dimensional Fund Advisors LP. Formerly, a trader at
                                                                 Lincoln Capital Fixed Income Management (formerly
                                                                 Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                                 2004     Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); AEGON, President,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 35                                                 2005     Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Natalie Maniaci                Vice President         Since      Vice President of all the DFA Entities. Counsel of
Age: 37                                                 2005     Dimensional Fund Advisors LP (since July 2003).
                                                                 Formerly, Associate at Gibson Dunn & Crutcher LLP
                                                                 (October 1999 to July 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 36                                                 2004     Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                                 2003     Client Service Manager of Dimensional Fund Advisors
                                                                 LP. Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       10

------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 42                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                        2000     Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. Formerly, Assistant
                                                                 Secretary of all DFA Entities and Dimensional Fund
                                                                 Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. From
Age: 33                                                 2005     February 2002 to January 2005, institutional client
                                                                 service representative of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 44                                                 1993     Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President         Since      Vice President of all the DFA Entities. Research
Age: 39                                                 2002     Associate for Dimensional Fund Advisors LP (June
                                                                 2000 to April 2002). Research scientist (August
                                                                 1998 to June 2000), California Institute of
                                                                 Technology.
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. From August
Age: 34                                                 2005     2004 to July 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP
                                                                 Formerly, Financial Services Analyst, Cato
                                                                 Institute (September 2001 to June 2004); Book
                                                                 Review Editor, Cato Journal, Cato Institute (May
                                                                 1996 to June 2004); and Assistant Director, Project
                                                                 on Global Economic Liberty, Cato Institute (January
                                                                 1996 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President,        Since      Vice President, Chief Financial Officer, and
Age: 50                        Chief Financial          1993     Treasurer of all the DFA Entities, DFA Australia
                               Officer, and                      Limited, Dimensional Fund Advisors Ltd., and
                               Treasurer                         Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Fund Advisors Ltd. (since February
                                                                 2002) and Dimensional Funds PLC (since January
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Currently,
Age: 60                                                 2001     Director of Institutional Services. Prior to 2001,
                                                                 Regional Director of Dimensional Fund Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. From August
Age: 50                                                 2004     2001 to April 2004, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP Formerly, Principal of
                                                                 William M. Mercer, Incorporated (July 1995 to June
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 43                                                 2000     July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 58                                                 2004     April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 33                                                 2004     and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000); and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 40                                                 1997     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 48                                                 2004     April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 55                                                 1997     Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       11

------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 61                                                 2001     2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate assets in the Fund Complex,  which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

     .0110% of the Fund Complex's first $50 billion of average net assets;
     .0085% of the Fund Complex's next $25 billion of average net assets; and
     .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The  Portfolio  is subject to a monthly  base fee of $2,083  charged to the
Portfolio.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     Citibank,  N.A.,  111 Wall Street,  New York,  New York,  10005,  serves as global custodian for the Portfolio.  The custodian  maintains a separate account
or  accounts  for  the  Portfolio;   receives,  holds,  and  releases  portfolio
securities on account of the  Portfolio;  makes  receipts and  disbursements  of money on behalf of the  Portfolio;  and collects  and receives  income and other payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

                                       12

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon,  Stevens &  Young, LLP serves as legal counsel to the
Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements  of the Fund.  Its address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs  based  on the  parameters  established  by  the  Investment
Committee.  Karen E. Umland,  the senior portfolio manager for the international equity portfolios, including the Portfolio, coordinates the efforts of all other portfolio managers with respect to the international equity portfolios. For this reason, the Advisor has identified Ms. Umland as the individual  responsible for the  day-to-day  management  of the  Portfolio.  Because the  Portfolio  had not
commenced  operations prior to the date of this SAI, Ms. Umland does not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications  in  compensation  as deemed  necessary to reflect  changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

                                       13

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio, Ms. Umland manages: (i) other U.S. registered investment  companies  advised or sub-advised by the Advisor;  (ii) other pooled investment  vehicles that are not U.S.  registered mutual funds; and (iii) other accounts managed for  organizations  and  individuals.  The following table sets forth  information  regarding  the total  accounts for which Ms.  Umland has the
primary    responsibility    for   coordinating   the   day-to-day    management
responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2005

     o    21 U.S.  registered mutual funds, with $20,566 million in total assets under management.
     o    4 unregistered pooled investment vehicles,  with $282 million in total assets under management.
     o    7  other   accounts,   with  $2,532  million  in  total  assets  under
          management.

     None of the U.S.  registered mutual funds,  unregistered  pooled investment vehicles,  and other accounts managed by the portfolio manager are subject to an advisory  fee  that  is  based  on  the  performance  of the  respective  funds, investment vehicles, or accounts.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may temporarily affect the market

                                       14

          price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Investment in a Portfolio.  A portfolio  manager or his/her  relatives may invest in a portfolio  that he or she  manages and a conflict  may arise where he or she may  therefore  have an  incentive  to treat the portfolio in which the portfolio  manager or his/her  relatives invest preferentially  as compared to other  portfolios or Accounts for which they have portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not  commenced  operations  prior to the date of this SAI. The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption liquidation, and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special

                                       15

meetings of shareholders  shall be called at the written request of at least 10%
of the votes entitled to be cast at such meeting.  Such meeting may be called to
consider  any  matter,   including  the  removal  of  one  or  more   directors.
Shareholders  will  receive  shareholder  communications  with  respect  to such matters as required by the 1940 Act, including  semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

                                       16

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  receives  income  generally  in the form of  dividends  and interest on its investments in portfolio securities.  This income, less expenses incurred in the  operation  of the  Portfolio,  constitutes  its net  investment income from which  dividends may be paid to you. If you are a taxable  investor, any  distributions  by the  Portfolio  from such income  (other  than  qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

Distributions of Capital Gains

     The Portfolio may derive capital gain and loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions derived from the excess of net  short-term  capital gain over net long-term  capital loss will be taxable to you as  ordinary  income.  Distributions  paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any net  short-term  or long-term  capital gain realized by the
Portfolio  (net of any capital loss  carryovers)  generally  will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in Foreign Securities

     The  discussion  under  the  next  three  sub-headings  describes  the  tax considerations  that are  applicable to the  Portfolio's  investments in foreign securities.

     Foreign  withholding  taxes and  pass-through  of foreign tax credits.  The
Portfolio  may be subject to foreign  withholding  taxes on income from  certain foreign securities. This, in turn, could reduce the Portfolio's income dividends paid to you. If more than 50% of the  Portfolio's  total  assets at the end of a fiscal year is invested in foreign  securities,  the Portfolio may elect to pass through to you your pro rata share of foreign  taxes paid by the  Portfolio.  If this election is made,  the Portfolio may report more taxable income to you than it actually  distributes.  You will then be entitled either to deduct your share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations for certain  shareholders).  The Portfolio will provide you with the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election.

                                       17

     You also should be aware that your use of foreign dividends,  designated by the Portfolio as qualified dividend income from qualifying foreign  corporations and subject to reduced  rates of taxation,  may reduce the  otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Portfolio's  ordinary income  otherwise  available for distribution to you. This
treatment   could  increase  or  decrease  the   Portfolio's   ordinary   income
distributions  to you, and may cause some or all of the  Portfolio's  previously distributed income to be classified as a return of capital.

     PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).   When  investing  in  PFIC  securities,   the  Portfolio   intends  to
mark-to-market  these  securities  and  recognize  any  gains  at the end of the
Portfolio's taxable year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses)  are  treated as  ordinary  income  that the  Portfolio  is  required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Portfolio.

     If the  Portfolio  is unable to identify an  investment  as a PFIC and thus does not make a  mark-to-market  election,  the Portfolio may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

     If the Portfolio  were to invest in a PFIC and elect to treat the PFIC as a qualified  electing fund (QEF),  in lieu of the foregoing  rules,  the Portfolio would be  required  to  include in income  each year a portion  of the  ordinary earnings  and  net  capital  gain  of the QEF  even  if not  distributed  to the
Portfolio.  Such a QEF election,  however, requires the cooperation of the PFIC, which  must  provide,  as a  condition  of  such  an  election,  a PFIC  "Annual
Information Statement."

     Certain other  anti-deferral  rules could apply to the extent the Portfolio owns 10% or more of the voting stock of a "controlled foreign corporation."

Information on the Amount and Tax Character of Distributions

     The  Portfolio  will  inform  you of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held  Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends  or  capital  gains,  and in the case of  non-U.S.  shareholders,  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the Portfolio.  Taxable  distributions  declared by the Portfolio in December to shareholders of record in December,  but paid in January,  are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  has  elected,  or  intends  to elect,  to be  treated  as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code
(the  "Code") and intends to so qualify  during the current  fiscal  year.  As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes  to you. The Board of Directors  reserves the right not to distribute the Portfolio's net long-term capital

                                       18

gain or not to  maintain  the  qualification  of the  Portfolio  as a  regulated investment  company  if the  Board  determines  such a course  of  action  to be beneficial  to  shareholders.  If net  long-term  capital gain is retained,  the
Portfolio  would be taxed on the gain, and  shareholders  would be notified that they are  entitled to a credit or refund for the tax paid by the  Portfolio.  If the Portfolio fails to qualify as a regulated  investment company, the Portfolio would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains,  and  distributions to you will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i) the  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) the  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) the Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
November  30; and 100% of any  undistributed  amounts  from the prior year.  The
Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In  general.  Sales,  exchanges,  and  redemptions  (including  redemptions in-kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio  shares,  the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset,  the gain or loss that you realize  will be capital gain or loss and will be long term or short term,  generally  depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities

     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on

                                       19

direct  obligations  of the U.S.  government,  subject in some states to minimum investment or reporting  requirements that must be met by the Portfolio.  Income on investments by the Portfolio in certain other obligations, such as repurchase agreements  collateralized by U.S. government obligations,  commercial paper and
federal   agency-backed   obligations   (e.g.,   Government   National  Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a  portion  of the  dividends  paid  by the
Portfolio may be qualified  dividends eligible for taxation at long-term capital gain rates.  This reduced rate  generally is available for dividends paid by the
Portfolio  out of dividends  earned on the  Portfolio's  investment in stocks of domestic corporations and qualified foreign  corporations.  Dividends from PFICs are not eligible to be treated as qualified dividend income.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     The portion of  dividends  paid by the  Portfolio  that  qualifies  for the corporate  dividends-received deduction will be designated each year in a notice mailed to the  Portfolio's  shareholders,  and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have  qualified  for  the  dividends-received  deduction  in  the  hands  of the
Portfolio if the Portfolio was a regular  corporation.  Because the  Portfolio's investment strategy is to invest in non-U.S.  companies, none of the Portfolio's dividends is expected to qualify for the corporate dividends received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period,  then the  dividends-received  deduction for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

                                       20

Investment in Complex Securities

     The  Portfolio  may invest in complex  securities  that could be subject to numerous  special  and  complex tax rules.  These  rules  could  accelerate  the recognition of income by the Portfolio  (possibly  causing the Portfolio to sell securities  to raise  the cash for  necessary  distributions)  and/or  defer the
Portfolio's  ability to  recognize a loss,  and, in limited  cases,  subject the
Portfolio to U.S. federal income tax on income from certain foreign  securities.
These rules could also affect  whether gain or loss  recognized by the Portfolio is treated as  ordinary or capital,  or as  interest or dividend  income.  These rules could,  therefore,  affect the amount,  timing, or character of the income distributed to you by the Portfolio. For example:

     Derivatives.  The  Portfolio  is  permitted  to invest in  certain  futures contracts  and  options on  futures  contracts  for  non-hedging  purposes  as a substitute  for direct  investment  or to allow the  Portfolio  to remain  fully invested while  maintaining the liquidity  required to pay  redemptions.  If the
Portfolio makes these investments,  it could be required to mark-to-market these contracts  and  realize any  unrealized  gains and losses at its fiscal year end even though it continues  to hold the  contracts.  Under these  rules,  gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term gains.

     Short sales and securities lending transactions. The Portfolio's entry into a short sale  transaction or an option or other contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Portfolio's entry into securities lending  transactions may cause the replacement income earned on the loaned  securities to fall outside of the  definition of qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

                                       21

     Capital gain dividends and short-term  capital gain dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S. withholding tax unless you are a non-resident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related dividends paid by the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original  discount,  (3) interest  (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another  regulated  investment  company.  While the  Portfolio  makes every effort to disclose any amounts of interest-related  dividends distributed to its
non-U.S.   shareholders,   intermediaries   who  have   assumed  tax   reporting
responsibilities  on these  distributions  may not have fully developed  systems that will allow these tax withholding  benefits to be passed through to non-U.S.
shareholders.

     Other.  Ordinary  dividends paid by the Portfolio to non-U.S.  investors on the income  earned on  portfolio  investments  in (i) the stock of domestic  and foreign  corporations,  and (ii)  the debt of  foreign  issuers  continue  to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S.  trade  or  business,  your  income  and  gains  will be  considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a non-resident U.S. income tax return. The exemption from  withholding  for short-term  capital gain  dividends and  interest-related dividends  paid by the Portfolio is effective for dividends paid with respect to taxable  years of the  Portfolio  beginning  after  December 31, 2004 and before
January 1, 2008, unless such exemption is extended or made permanent.

     U.S. estate tax. A partial exemption from U.S estate tax may apply to stock in the  Portfolio  held by the  estate of a  non-resident  decedent.  The amount treated  as  exempt  is based  upon the  proportion  of the  assets  held by the
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that would generally be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This  discussion of "TAXATION OF THE  PORTFOLIO" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate  one or more of its members to oversee  specific,  ongoing

                                       22

compliance with respect to the Voting Policies and may designate other personnel of the  Advisor  to vote  proxies  on behalf  of the  Portfolio,  including  all authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose  the  conflict  to an  Independent  Director  of the  Fund's  Board  of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock proposals.  The Voting  Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized  common stock; (ii) establishing or increasing a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;
(iv) approving a proposal by a dissident  shareholder in a proxy battle; and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on
non-U.S.  securities due to local restrictions,  customs,  other requirements or restrictions,  or anticipated  expenses.  The Advisor determines whether to vote proxies of non-U.S.  companies  on a  portfolio-by-portfolio  basis,  and to the extent it is  appropriate,  the  Advisor  generally  implements  uniform  voting procedures for all proxies of a country. The Advisor periodically reviews voting
logistics,    including   costs   and   other   voting   difficulties,    on   a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     Information  regarding  how each  portfolio  voted  proxies  related to its portfolio  securities  during the 12-month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request by calling  collect:  (310) 395-8005;  (ii) on the Advisor's  website at
http://www.dfaus.com.;    and   (iii)   on   the    Commission's    website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are

                                       23

reasonably designed to ensure that disclosure of Holdings  Information is in the best  interests of the  shareholders  of the  Portfolio,  and (2)  appropriately address the potential for material conflicts of interest.

     Disclosure of holdings  information as required by applicable law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  disclosure  of  portfolio  holdings   information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of holdings  information  to  recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

  ------------------------------------- ----------------------------------- -----------------------------------

               Recipient                         Business Purpose                       Frequency
  ------------------------------------- ----------------------------------- -----------------------------------
  Citibank, N.A.                        Fund Custodian                      Daily
  ------------------------------------- ----------------------------------- -----------------------------------
  PFPC Inc.                             Fund Administrator, Accounting      Daily
                                        Agent and Transfer Agent
  ------------------------------------- ----------------------------------- -----------------------------------
  Pricing Service Vendor                Fair Value Information Services     Daily
  ------------------------------------- ----------------------------------- -----------------------------------
  Victorian Fund Management             Monitoring investor exposure and    Upon request
  Corporation                           investment strategy
  ------------------------------------- ----------------------------------- -----------------------------------
  Northern Trust Company                Monitoring investor exposure and    Upon request
                                        investment strategy
  ------------------------------------- ----------------------------------- -----------------------------------
  Bank of New York                      Monitoring investor exposure and    Upon request
                                        investment strategy
  ------------------------------------- ----------------------------------- -----------------------------------
  Evaluation Associates LLC             Monitoring investor exposure and    Upon request
                                        investment strategy
  ------------------------------------- ----------------------------------- -----------------------------------
  Hammond Associates LLC                Monitoring investor exposure and    Upon request
                                        investment strategy
  ------------------------------------- ----------------------------------- -----------------------------------

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

                                       24

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   disclosure   of  portfolio   holdings  and  receipt  of
compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2005,  the annual reports of the Fund for the fiscal year ended  November  30, 2005 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are

                                       25

prepared by entities and organizations  that track the performance of investment companies  or  investment  advisors.  Unmanaged  indices  often  do not  reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications  to averages,  performance rankings,  or other  information  prepared by recognized mutual fund statistical services.  Any performance  information,  whether related to the Portfolio or to the  Advisor,  should  be  considered  in  light of the  Portfolio's  investment objectives  and policies,  characteristics  and the quality of the portfolio and market  conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (84/85)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of  Restatement  effective  August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State re: the addition of Class R Shares of U.S.  Small Cap Value  Portfolio
          and the deletion of (i) the LD U.S. Marketwide  Portfolio Shares, (ii)
          the HD U.S. Marketwide  Portfolio Shares, (iii) the LD U.S. Marketwide
          Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio
          Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *    AAM/DFA  International  High  Book  to  Market  Portfolio  to the
               LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 8, 2004 re: the addition of the:
          *    Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary filed with the Maryland Secretary of State re:
          the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *    The Pacific Rim Small Company Portfolio to the Asia Pacific Small
               Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *    U.S. Core Equity 1 Portfolio
          *    U.S. Core Equity 2 Portfolio
          *    U.S. Vector Equity Portfolio
          *    International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *    U.S. Small Cap Value Portfolio  Shares-Investor Class to the U.S.
               Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.11.

(b)  By-Laws.

     Amended and Restated By-Laws of the Registrant.
     Incorporated herein by reference to:
     Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                       Registration Statement on Form N-1A.
     File Nos.:        2-73948 and 811-3258.
     Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.

     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *    DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *    VA Global  Bond  Portfolio  (formerly  the DFA Global  Fixed
                    Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *    DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *    Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *    DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *    DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Large Value  Portfolio  (formerly known as the DFA Global
                    Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Small Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *    International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *    Tax-Managed   U.S.  Small  Cap  Value  Portfolio   (formerly
                    Tax-Managed U.S. 5-10 Value Portfolio);
               *    Tax-Managed U.S. Small Cap Portfolio  (formerly  Tax-Managed
                    U.S. 6-10 Small Company Portfolio); and
               *    Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *    Tax-Managed   U.S.   5-10   Value   Portfolio   to  the
                         Tax-Managed U.S. Small Cap Value Portfolio
                    *    Tax-Managed  U.S. 6-10 Small  Company  Portfolio to the
                         Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *    DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and DFA re: the:
               *    DFA International Real Estate Securities Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.v.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia  Pty  Limited)  dated July 18,  1997  Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA International Real Estate Securities Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.i.

          (j)  Form of Sub-Advisory  Agreement  between  the  Registrant,  DFA and  DFA Australia Ltd. re: the:
               *    DFA International Real Estate Securities Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.j.

(e)  Underwriting Contracts.
     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.
     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
          *        U.S. 9-10 Small Company Portfolio;
          *        U.S. Large Company Portfolio;
          *        DFA One-Year Fixed Income Portfolio;
          *        DFA Intermediate Government Fixed Income Portfolio
                   (formerly known as the DFA Intermediate
                   Government Bond Portfolio; and
          *        DFA Five-Year Government Portfolio
          Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency  Agreement  between the Registrant and PFPC Inc.
          (formerly Provident Financial Processing Corporation) dated
          June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
                   *       DFA Short-Term Municipal Bond Portfolio
                   Incorporated herein by reference to:
                   Filing:          Post-Effective Amendment No. 66/67 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                   File Nos.:       2-73948 and 811-3258.
                   Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration   and  Accounting   Services   Agreement   between  the
          Registrant  and PFPC  dated  June 19,  1989.  Incorporated  herein  by reference to:

          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71
                                to Registrant's Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
          *    DFA  One-Year  Fixed  Income  Portfolio  (formerly  The DFA
          Fixed Income Shares)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
          *       Japanese Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
          *       United Kingdom Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
          *       Continental Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
          *       U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
          *       Pacific Rim Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Pacific Rim Small Company Portfolio to Asia Pacific
                        Small Company Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 78/79 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
          *       U.S. Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
          *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap
                  High Book-to-Market Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
          *       U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap
                        High Book to Market Portfolio) to U.S. Small Cap Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's  Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
          *       RWB/DFA International High Book to Market Portfolio
                  (formerly DFA International High Book to Market Portfolio;
                  formerly the Reinhardt Werba Bowen International Large Stock
                  Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
          *       Emerging Markets Portfolios
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
          *       Enhanced U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
          *       DFA Two-Year Global Fixed Income Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (n)  Dated August 8, 1996 re: the:
          *       International Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
          *       Emerging Markets Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
          *       U.S. Micro Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
               *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 60/61 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 23, 2001.

          (q)  Dated November 30, 1997 re: the:
          *       U.S. Small XM Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        U.S. 4-10 Value Portfolio to U.S. Small XM Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (r)  Dated November 30, 1997 re: the:
          *       Emerging Markets Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
          *       Tax-Managed U.S. Marketwide Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
          *       Tax-Managed U.S. Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 61/62 to the
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                        U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 66/67 to the
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Marketing  Agreement dated June 29, 1994 between DFA and National
               Home Life Assurance Company. Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:

               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen International Large
                       Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *    DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee  Waiver  and  Expense   Assumption   Agreement
               between  the Registrant and DFA re:
               *    DFA International Real Estate Securities Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.4.f.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1, 2004, re:
          the:
     *        U.S. Small Cap Value Portfolio
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 71/72 to Registrant's
                      Registration Statement on Form N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     June 28, 2004.

(o)  Powers-of-Attorney.

     (1)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 62/63 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 10, 2001.

     (2)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 59/60 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 26, 2001.

     (3)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (4)  Power-of-Attorney  appointing  David  G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact for Registrant dated October 25, 2005.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

(p)  Codes of Ethics.
     (1)  Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25. INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

          (a)  Dimensional  Fund Advisors LP, with a principal place of business located  at 1299  Ocean  Avenue,  Santa  Monica,  CA  90401,  the
               investment  manager for the  Registrant,  is also the  investment manager for three other registered open-end investment companies,
               The DFA Investment  Trust Company,  Dimensional  Emerging Markets
               Value Fund Inc. and Dimensional Investment Group Inc. The Advisor
               also  serves  as   sub-advisor   for  certain  other   registered
               investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  directors and officers of the Advisor is  included  in the  Advisor's  Form ADV
               filed  with  the  Commission  (File  No.  801-16283),   which  is
               incorporated  herein by reference and sets forth the officers and directors  of the Advisor  and  information  as to any  business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

          (b)  The  Sub-Advisor  for  the  VA  International   Small  Portfolio,
               International Core Equity Portfolio, Emerging Markets Social Core
               Portfolio and DFA International Real Estate Securities  Portfolio
               of the  Registrant is  Dimensional  Fund Advisors Ltd.  ("DFAL").
               DFAL has its principal place of business is 7 Down Street, London
               W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL's Form
               ADV filed  with the  Commission  (File No.  801-40136),  which is incorporated  herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or  employment  or a  substantial  nature  engaged in by those officers and directors during the past two years.

          (c)  The  Sub-Advisor  for  the  VA  International   Small  Portfolio,
               International Core Equity Portfolio, Emerging Markets Social Core
               Portfolio and DFA International Real Estate Securities  Portfolio
               of the Registrant is DFA Australia Limited ("DFA Australia"). DFA
               has its  principal  placed of  business  is Level 29  Gateway,  1
               MacQuarie  Place,  Sydney,  New  South  Wales  2000,   Australia.
               Additional  information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV
               filed  with  the  Commission  (File  No.  801-48036),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFA  Australia and  information  as to any business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

  Name and Principal Business    Positions and Offices     Positions and Offices
            Address                 with Underwriter             with Fund
-------------------------------- ----------------------- --------------------------

David G. Booth                   Chairman, Director,     Chairman, Director,
1299 Ocean Avenue                President, Chief        President, Chief
Santa Monica, CA 90401           Executive Officer and   Executive Officer and
                                 Chief Investment        Chief Investment Officer
                                 Officer

Eugene F. Fama Sr.               Director                None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL 60637

John A. McQuown                  Director                None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA 94111

Rex A. Sinquefield               Director                Director
The Show Me Institute
7777 Bonhomme Ave.,
Ste. 2150
St. Louis, MO 63105

M. Akbar Ali                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Darryl Avery                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Arthur H. Barlow                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Valerie A. Brown                 Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Stephen A. Clark                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Truman A. Clark                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christopher S. Crossan           Vice President,         Vice President, Chief
1299 Ocean Avenue                Global Chief            Compliance Officer
Santa Monica, CA 90401           Compliance Officer
                                 and Chief Compliance
                                 Officer

James L. Davis                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert T. Deere                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert W. Dintzer                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Richard A. Eustice               Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Eugene F. Fama, Jr.              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Glenn S. Freed                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jennifer S. Fromm                Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Henry F. Gray                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Julie C. Henderson               Vice President          Vice President and
1299 Ocean Avenue                                        Controller
Santa Monica, CA 90401

Kevin B. Hight                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christine W. Ho                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jeff J. Jeon                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Patrick M. Keating               Vice President and      Vice President
1299 Ocean Avenue                Chief Operating
Santa Monica, CA 90401           Officer

Joseph F. Kolerich               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael F. Lane                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Kristina M. LaRusso              Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Juliet H. Lee                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Natalie Maniaci                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Heather E. Mathews               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David M. New                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Catherine L. Newell              Vice President,         Vice President,
1299 Ocean Avenue                Secretary and General   Secretary, General
Santa Monica, CA 90401           Counsel                 Counsel and Chief Legal
                                                         Officer

Carmen Palafox                   Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Sonya K. Park                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David A. Plecha                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Eduardo A. Repetto               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

L. Jacobo Rodriguez              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael T. Scardina              Vice President, Chief   Vice President, Chief
1299 Ocean Avenue                Financial Officer and   Financial Officer and
Santa Monica, CA 90401           Treasurer               Treasurer

David E. Schneider               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Grady M. Smith                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carl G. Snyder                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Lawrence R. Spieth               Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Bradley G. Steiman               Vice President          Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

Karen E. Umland                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carol W. Wardlaw                 Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Weston J. Wellington             Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Daniel M. Wheeler                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Dimensional Fund Advisors Inc.   Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401

          (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts  and  records of the  Registrant  are located at the office of the
Registrant and at additional locations, as follows:

Name                                                    Address
DFA Investment Dimensions Group Inc.                    1299 Ocean Avenue
                                                        Santa Monica, CA 90401

PFPC Inc.                                               400 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective  Amendment No. 85/86 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of this 5th day of Deceember, 2006.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth            *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 85/86 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date

/s/ David G. Booth            *     President, Director,      December 5, 2006
David G. Booth                      Chairman, Chief
                                    Executive Officer and
                                    Chief Investment Officer

/s/ Rex A. Sinquefield        *     Director                  December 5, 2006
Rex A. Sinquefield

/s/ Michael T. Scardina       *     Chief Financial           December 5, 2006
Michael T. Scardina                 Officer, Treasurer
                                    and Vice President

/s/ George M. Constantinides  *     Director                  December 5, 2006
George M. Constantinides

/s/ John P. Gould             *     Director                  December 5, 2006
John P. Gould

/s/ Roger G. Ibbotson         *     Director                  December 5, 2006
Roger G. Ibbotson

/s/ Robert C. Merton          *     Director                  December 5, 2006
Robert C. Merton

/s/ Myron S. Scholes          *     Director                  December 5, 2006
Myron S. Scholes

/s/ Abbie J. Smith            *     Director                  December 5, 2006
Abbie J. Smith

            * By: /s/ Valerie A. Brown
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.  EDGAR Exhibit No.  Description

23(a)(11)         EX-99.a.11         Articles Supplementary

23(d)(1)(v)       EX-99.d.1.v        Form of Investment Advisory Agreement for
                                     DFA International Real Estate Securities
                                     Portfolio

23(d)(2)(i)       EX-99.d.2.i        Form of Sub-Advisory  Agreement  between
                                     the Registrant,  DFA and Dimensional Fund
                                     Advisors Ltd. re: the DFA International
                                     Real Estate Securities Portfolio

23(d)(2)(j)       EX-99.d.2.j        Form of Sub-Advisory  Agreement  between
                                     the Registrant,  DFA and DFA Australia Ltd.
                                     re: the DFA International Real Estate
                                     Securities Portfolio

23(h)(4)(f)       EX-99.h.4.f        Form of Fee Waiver and Expense Assumption
                                     Agreement between the Registrant and DFA
                                     re: DFA International Real Estate
                                     Securities Portfolio